UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Bright Rock Mid Cap Growth Fund
Institutional Class | BQMGX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Bright Rock Mid Cap Growth Fund (the “Fund”) for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s underperformance for fiscal year 2026 relative to the Russell Midcap Growth Total Return Index stemmed from the  underperformance of the Fund’s holdings in the Industrials and Financials sectors, which detracted 5.11% and 2.59% from relative performance, respectively. These results were offset by positive performance of the Fund’s holdings in the Consumer Staples and Technology sectors, which contributed 2.70% and 3.03% to relative performance, respectively.

Top Contributors
↑	Amphenol Corp. - Class A
↑	Arista Networks, Inc.
↑	Monster Beverage Corp.
↑	IDEXX Laboratories, Inc.
↑	The Hershey Co.

Top Detractors
↓	Tyler Technologies, Inc.
↓	FactSet Research Systems, Inc.
↓	Copart, Inc.
↓	Pinterest, Inc. - Class A
↓	Morningstar, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Bright Rock Mid Cap Growth Fund	PAGE 1	TSR-AR-89833W451

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	5.31	6.14	10.65
Russell 3000 Total Return Index	17.02	12.80	15.08
Russell Midcap Growth Total Return Index	8.22	6.34	13.19
Visit https://www.brightrockfunds.com/literature.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$98,637,929
Number of Holdings	36
Net Advisory Fee	$508,081
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
Amphenol Corp.	6.4%
Arista Networks, Inc.	6.1%
The Hershey Co.	4.8%
Fastenal Co.	4.7%
IDEXX Laboratories, Inc.	4.7%
Monster Beverage Corp.	4.6%
AMETEK, Inc.	4.2%
Tractor Supply Co.	4.2%
ResMed, Inc.	4.0%
Jack Henry & Associates, Inc.	3.2%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Annual Management Fee
This is a summary of certain changes to the Fund for the period of March 1, 2025, to February 28, 2026. For more complete information, you may review the Fund’s prospectus at https://www.brightrockfunds.com/literature.html or upon request at 1-866-273-7223.
Effective June 28, 2025, the Fund’s annual management fee rate was reduced from 0.75% to 0.45% of the Fund’s average daily net assets.
Bright Rock Mid Cap Growth Fund	PAGE 2	TSR-AR-89833W451

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.brightrockfunds.com/literature.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-273-7223, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Bright Rock Mid Cap Growth Fund	PAGE 3	TSR-AR-89833W451

Bright Rock Quality Large Cap Fund
Institutional Class | BQLCX
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Bright Rock Quality Large Cap Fund (the “Fund”) for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s underperformance for the fiscal year 2026  relative to the S&P 500 Total Return Index was driven primarily by our stock selection within the Technology sector. The Fund’s Technology sector holdings returned -8.37%, compared to 20.61% for the sector as a whole. 3 of the Fund’s 5 largest performance detractors were Roper Technologies, Inc., Accenture  PLC, and Intuit, Inc. all of which are in the Technology sector.

Top Contributors
↑	Alphabet, Inc. - Class A
↑	Merck & Co., Inc.
↑	iShares U.S. Energy ETF
↑	TJX Cos., Inc.
↑	NextEra Energy, Inc.

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Accenture PLC - Class A
↓	Roper Technologies, Inc.
↓	Intuit, Inc.
↓	Copart, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Bright Rock Quality Large Cap Fund	PAGE 1	TSR-AR-89833W436

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	9.37	11.92	11.93
S&P 500 Total Return Index	16.99	14.19	15.50
Visit https://www.brightrockfunds.com/literature.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$438,328,874
Number of Holdings	43
Net Advisory Fee	$2,088,248
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
Alphabet, Inc.	7.5%
Microsoft Corp.	5.7%
iShares U.S. Energy ETF	4.0%
Merck & Co., Inc.	4.0%
Mastercard, Inc.	3.5%
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.4%
Apple, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.3%
Union Pacific Corp.	3.2%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Annual Management Fee
This is a summary of certain changes to the Fund for the period of March 1, 2025, to February 28, 2026. For more complete information, you may review the Fund’s prospectus at https://www.brightrockfunds.com/literature.html or upon request at 1-866-273-7223.
Effective June 28, 2025, the Fund’s annual management fee rate was reduced from 0.65% to 0.45% of the Fund’s average daily net assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.brightrockfunds.com/literature.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-273-7223, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Bright Rock Quality Large Cap Fund	PAGE 2	TSR-AR-89833W436

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on May 9, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were Cohen & Company, Ltd (“Cohen & Co.”). The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2026	FYE 2/29/2025
(a) Audit Fees	$32,000	$32,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$7,000	$6,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2026	FYE 2/29/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2026	FYE 2/29/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b) Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

BRIGHT ROCK MID CAP GROWTH FUND
BRIGHT ROCK QUALITY LARGE CAP FUND
Annual Financial Statements and
Additional Information
February 28, 2026

BRIGHT ROCK MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 2.3%
HEICO Corp.	7,000	$2,236,220
Beverages - 4.6%
Monster Beverage Corp.(a)	53,000	4,520,900
Capital Markets - 2.7%
FactSet Research Systems, Inc.	6,000	1,300,860
Morningstar, Inc.	7,500	1,373,550
		2,674,410
Commercial Services & Supplies - 6.0%
Copart, Inc.(a)	75,000	2,856,750
Rollins, Inc.	50,250	3,059,723
		5,916,473
Communications Equipment - 6.1%
Arista Networks, Inc.(a)	45,000	6,007,500
Construction Materials - 2.5%
Vulcan Materials Co.	8,000	2,480,000
Consumer Staples Distribution & Retail - 1.8%
Sysco Corp.	20,000	1,823,200
Containers & Packaging - 2.6%
AptarGroup, Inc.	17,500	2,514,925
Electrical Equipment - 4.2%
AMETEK, Inc.	17,500	4,186,350
Electronic Equipment, Instruments & Components - 6.4%
Amphenol Corp. - Class A	43,000	6,280,580
Entertainment - 2.5%
Live Nation Entertainment, Inc.(a)	15,000	2,432,100
Financial Services - 3.2%
Jack Henry & Associates, Inc.	19,600	3,184,216
Food Products - 4.8%
The Hershey Co.	20,000	4,725,600
Health Care Equipment & Supplies - 10.9%
Edwards Lifesciences Corp.(a)	25,000	2,161,750
IDEXX Laboratories, Inc.(a)	7,000	4,597,110
ResMed, Inc.	15,500	3,972,030
		10,730,890
Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc.(a)	30,000	1,116,600
Hilton Worldwide Holdings, Inc.	7,500	2,338,350
		3,454,950

The accompanying notes are an integral part of these financial statements.

1

BRIGHT ROCK MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Household Products - 1.3%
Clorox Co.	10,400	$1,322,464
Insurance - 1.7%
Arthur J Gallagher & Co.	7,500	1,711,500
Interactive Media & Services - 1.3%
Pinterest, Inc. - Class A(a)	74,000	1,267,620
Life Sciences Tools & Services - 1.3%
West Pharmaceutical Services, Inc.	5,000	1,271,700
Machinery - 2.9%
Lincoln Electric Holdings, Inc.	10,000	2,870,500
Oil, Gas & Consumable Fuels - 6.6%
Coterra Energy, Inc.	50,000	1,529,500
DT Midstream, Inc.	15,000	2,082,600
ONEOK, Inc.	34,850	2,884,534
		6,496,634
Software - 8.4%
Bentley Systems, Inc. - Class B	50,000	1,827,500
Fair Isaac Corp.(a)	1,600	2,254,976
PTC, Inc.(a)	12,500	1,957,375
Tyler Technologies, Inc.(a)	6,250	2,216,812
		8,256,663
Specialty Retail - 5.9%
Ross Stores, Inc.	8,000	1,645,120
Tractor Supply Co.	80,000	4,147,200
		5,792,320
Trading Companies & Distributors - 4.7%
Fastenal Co.	101,600	4,677,664
TOTAL COMMON STOCKS (Cost $43,977,911)		96,835,379
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.8%
Morgan Stanley Institutional Liquidity Funds - Institutional Class, 3.59%(b)	1,819,232	1,819,232
TOTAL MONEY MARKET FUNDS (Cost $1,819,232)		1,819,232
TOTAL INVESTMENTS - 100.0% (Cost $45,797,143)		$98,654,611
Liabilities in Excess of Other Assets - (0.0)%(c)		(16,682)
TOTAL NET ASSETS - 100.0%		$98,637,929

The accompanying notes are an integral part of these financial statements.

2

BRIGHT ROCK MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

BRIGHT ROCK QUALITY LARGE CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 94.1%
Banks - 1.5%
JPMorgan Chase & Co.	22,000	$6,606,600
Beverages - 2.5%
PepsiCo, Inc.	65,000	11,033,100
Capital Markets - 6.8%
Blackrock, Inc.	10,500	11,163,915
Charles Schwab Corp.	125,000	11,900,000
Intercontinental Exchange, Inc.	25,000	4,103,250
Morgan Stanley	16,000	2,664,160
		29,831,325
Chemicals - 3.3%
Ecolab, Inc.	18,000	5,550,300
Linde PLC	17,500	8,891,400
		14,441,700
Commercial Services & Supplies - 2.0%
Copart, Inc.(a)	227,000	8,646,430
Consumer Staples Distribution & Retail - 2.0%
Walmart, Inc.	69,000	8,828,550
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	170,000	8,523,800
Electric Utilities - 2.4%
NextEra Energy, Inc.	110,000	10,314,700
Energy Equipment & Services - 1.5%
SLB Ltd.	130,000	6,674,200
Financial Services - 5.6%
Mastercard, Inc. - Class A	30,000	15,516,300
Visa, Inc. - Class A	28,250	9,043,955
		24,560,255
Food Products - 1.8%
McCormick & Co., Inc.	110,000	7,814,400
Ground Transportation - 3.2%
Union Pacific Corp.	53,500	14,176,430
Health Care Providers & Services - 1.5%
Elevance Health, Inc.	21,000	6,720,000
Health Care Technology - 1.8%
Veeva Systems, Inc. - Class A(a)	43,000	7,826,430
Hotels, Restaurants & Leisure - 2.1%
Starbucks Corp.	95,000	9,311,900

The accompanying notes are an integral part of these financial statements.

4

BRIGHT ROCK QUALITY LARGE CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Household Products - 1.3%
Colgate-Palmolive Co.	59,000	$5,849,260
Industrial Conglomerates - 2.9%
Honeywell International, Inc.	52,500	12,788,475
Insurance - 3.5%
Chubb Ltd.	45,000	15,338,700
Interactive Media & Services - 8.7%
Alphabet, Inc. - Class A	105,000	32,734,800
Meta Platforms, Inc. - Class A	8,000	5,185,440
		37,920,240
IT Services - 2.0%
Cognizant Technology Solutions Corp. - Class A	135,000	8,698,050
Life Sciences Tools & Services - 3.3%
Thermo Fisher Scientific, Inc.	27,500	14,330,525
Multi-Utilities - 1.1%
WEC Energy Group, Inc.	42,000	4,912,320
Oil, Gas & Consumable Fuels - 2.4%
EOG Resources, Inc.	35,000	4,342,800
Exxon Mobil Corp.	40,000	6,100,000
		10,442,800
Pharmaceuticals - 5.6%
Merck & Co., Inc.	142,000	17,582,440
Zoetis, Inc.	54,000	7,079,400
		24,661,840
Semiconductors & Semiconductor Equipment - 6.1%
NVIDIA Corp.	80,000	14,175,200
Texas Instruments, Inc.	59,000	12,514,490
		26,689,690
Software - 7.8%
Intuit, Inc.	22,500	9,203,175
Microsoft Corp.	64,000	25,135,360
		34,338,535
Specialty Retail - 3.9%
Home Depot, Inc.	5,000	1,903,600
TJX Cos., Inc.	92,500	14,953,550
		16,857,150
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	56,000	14,794,080

The accompanying notes are an integral part of these financial statements.

5

BRIGHT ROCK QUALITY LARGE CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. - Class B	150,000	$9,327,000
TOTAL COMMON STOCKS (Cost $254,192,170)		412,258,485
EXCHANGE TRADED FUNDS - 5.2%
iShares U.S. Energy ETF	300,000	17,718,000
State Street Technology Select Sector SPDR ETF	36,511	5,066,267
TOTAL EXCHANGE TRADED FUNDS (Cost $9,937,339)		22,784,267
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%
Morgan Stanley Institutional Liquidity Funds - Institutional Class, 3.59%(b)	9,680,084	9,680,084
TOTAL MONEY MARKET FUNDS (Cost $9,680,084)		9,680,084
TOTAL INVESTMENTS - 101.5% (Cost $273,809,593)		$444,722,836
Liabilities in Excess of Other Assets - (1.5)%		(6,393,962)
TOTAL NET ASSETS - 100.0%		$438,328,874

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

6

BRIGHT ROCK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026

	Bright Rock Mid Cap Growth Fund	Bright Rock Quality Large Cap Fund
ASSETS:
Investments, at value	$98,654,611	$444,722,836
Dividends receivable	78,261	488,819
Receivable for fund shares sold	51,434	725,594
Prepaid expenses and other assets	5,134	6,160
Total assets	98,789,440	445,943,409
LIABILITIES:
Payable for investments purchased	—	7,107,396
Payable for fund administration and accounting fees	49,520	156,296
Payable to Adviser	31,989	143,508
Payable for audit fees	19,518	19,501
Payable for transfer agent fees and expenses	9,080	14,704
Payable for capital shares redeemed	6,457	126,500
Payable for compliance fees	4,167	4,165
Payable for custodian fees	1,574	7,126
Payable for shareholder servicing fees	1,267	12,061
Payable for expenses and other liabilities	27,939	23,278
Total liabilities	151,511	7,614,535
NET ASSETS	$ 98,637,929	$438,328,874
Net Assets Consists of:
Paid-in capital	$45,370,852	$262,276,537
Total distributable earnings	53,267,077	176,052,337
Total net assets	$ 98,637,929	$438,328,874
Institutional Class
Net assets	$98,637,929	$438,328,874
Shares issued and outstanding(a)	4,046,588	19,123,090
Net asset value per share	$24.38	$22.92
Cost:
Investments, at cost	$45,797,143	$273,809,593

(a)	Unlimited shares authorized, $0.001 par value.
The accompanying notes are an integral part of these financial statements.

7

BRIGHT ROCK FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended February 28, 2026

	Bright Rock Mid Cap Growth Fund	Bright Rock Quality Large Cap Fund
INVESTMENT INCOME:
Dividend income	$ 1,101,820	$6,774,713
Total investment income	1,101,820	6,774,713
EXPENSES:
Investment advisory fee	508,081	2,088,248
Fund administration and accounting fees	147,581	449,523
Trustees’ fees	33,931	33,911
Transfer agent fees	32,531	187,573
Federal and state registration fees	23,564	27,322
Legal fees	19,460	32,962
Audit fees	17,515	17,505
Compliance fees	12,500	12,495
Custodian fees	9,347	41,045
Reports to shareholders	8,601	12,892
Interest expense	—	381
Other expenses and fees	25,757	11,779
Total expenses	838,868	2,915,636
Net investment income	262,952	3,859,077
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments	1,132,661	20,918,077
Net change in unrealized appreciation (depreciation) on investments	3,528,924	12,576,149
Net realized and unrealized gain (loss)	4,661,585	33,494,226
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,924,537	$ 37,353,303

The accompanying notes are an integral part of these financial statements.

8

BRIGHT ROCK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Bright Rock Mid Cap Growth Fund		Bright Rock Quality Large Cap Fund
	Year Ended February 28,		Year Ended February 28,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$262,952	$124,056	$3,859,077	$2,641,935
Net realized gain (loss)	1,132,661	9,393,466	20,918,077	31,916,017
Net change in unrealized appreciation (depreciation)	3,528,924	(4,820,945)	12,576,149	5,461,290
Net increase (decrease) in net assets from operations	4,924,537	4,696,577	37,353,303	40,019,242
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(3,708,845)	(5,499,131)	(30,810,489)	(34,090,946)
Total distributions to shareholders	(3,708,845)	(5,499,131)	(30,810,489)	(34,090,946)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	9,660,187	7,843,696	43,341,732	37,065,809
Shares issued from reinvestment of distributions - Institutional Class	3,688,040	5,305,363	28,326,683	32,312,868
Shares redeemed - Institutional Class	(6,819,888)	(9,888,930)	(41,558,096)	(60,051,651)
Net increase (decrease) in net assets from capital transactions	6,528,339	3,260,129	30,110,319	9,327,026
Net increase (decrease) in net assets	7,744,031	2,457,575	36,653,133	15,255,322
NET ASSETS:
Beginning of the year	90,893,898	88,436,323	401,675,741	386,420,419
End of the year	$ 98,637,929	$ 90,893,898	$ 438,328,874	$ 401,675,741
SHARES TRANSACTIONS
Shares sold - Institutional Class	398,582	313,916	1,924,539	1,606,969
Shares issued from reinvestment of distributions - Institutional Class	155,811	206,434	1,261,485	1,422,469
Shares redeemed - Institutional Class	(279,965)	(395,763)	(1,842,480)	(2,602,694)
Total increase (decrease) in shares outstanding	274,428	124,587	1,343,544	426,744

The accompanying notes are an integral part of these financial statements.

9

BRIGHT ROCK MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
	2026	2025		2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$24.10	$24.25	$21.56	$23.35	$22.90
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07	0.03	0.03	(0.01)	(0.07)
Net realized and unrealized gain (loss) on investments(b)	1.18	1.35	2.66	(0.59)	2.65
Total from investment operations	1.25	1.38	2.69	(0.60)	2.58
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(c)	(0.06)	—	—	—
Net realized gains	(0.97)	(1.47)	—	(1.19)	(2.13)
Total distributions	(0.97)	(1.53)	—	(1.19)	(2.13)
Net asset value, end of year	$24.38	$24.10	$24.25	$21.56	$23.35
Total return	5.31%	5.36%	12.43%	−2.29%	10.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$98,638	$90,894	$88,436	$94,877	$90,405
Ratio of expenses to average net assets	0.90%	1.12%	1.17%	1.13%	1.07%
Ratio of net investment income (loss) to average net assets	0.28%	0.14%	0.13%	(0.04)%	(0.28)%
Portfolio turnover rate	16%	18%	8%	18%	20%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

10

BRIGHT ROCK QUALITY LARGE CAP FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
	2026	2025		2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$22.59	$22.27	$18.04	$21.08	$19.87
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.15	0.15	0.16	0.20
Net realized and unrealized gain (loss) on investments(b)	1.86	2.22	4.68	(0.41)	2.94
Total from investment operations	2.07	2.37	4.83	(0.25)	3.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.15)	(0.14)	(0.16)	(0.23)
Net realized gains	(1.54)	(1.90)	(0.46)	(2.63)	(1.70)
Total distributions	(1.74)	(2.05)	(0.60)	(2.79)	(1.93)
Net asset value, end of year	$22.92	$22.59	$22.27	$18.04	$21.08
Total return	9.37%	10.63%	27.11%	−1.01%	15.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$438,329	$401,676	$386,420	$307,065	$320,491
Ratio of expenses to average net assets(c)	0.71%	0.85%	0.87%	0.88%	0.83%
Ratio of net investment income (loss) to average net assets(c)	0.94%	0.66%	0.74%	0.79%	0.87%
Portfolio turnover rate	46%	31%	27%	40%	30%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

11

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026
(1) ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Bright Rock Funds (each, a “Fund” and together, the “Funds”) are comprised of the Bright Rock Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the Bright Rock Quality Large Cap Fund (the “Quality Large Cap Fund”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of both Funds is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is a series of an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. Each Fund has registered both Investor Class shares and Institutional Class shares. Each Fund currently offers only Institutional Class shares. The Institutional Class shares of each Fund commenced operations on May 26, 2010. Bright Rock Capital Management, LLC (the “Adviser”) serves as the Funds’ investment adviser.
(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a)
Investment Valuation. Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. Forward currency contracts are valued at the mean between the bid and asked prices by an approved independent pricing service (“Pricing Service”). Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.
Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange- traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

12

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2026:
Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$96,835,379	$—	$—	$96,835,379
Money Market Funds	1,819,232	—	—	1,819,232
Total Assets	$98,654,611	$—	$—	$98,654,611

Quality Large Cap Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$412,258,485	$—	$—	$412,258,485
Exchange Traded Funds	22,784,267	—	—	22,784,267
Money Market Funds	9,680,084	—	—	9,680,084
Total Assets	$444,722,836	$—	$—	$444,722,836

See the Schedule of Investments for industry classifications.
For the year ended February 28, 2026, the Funds did not hold any Level 3 securities. The Funds did not hold financial derivative instruments during the year ended February 28, 2026.
(b)
Federal Income Taxes. Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve each Fund from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)
Distributions to Shareholders. The Mid Cap Growth Fund will make distributions of net investment income and net capital gain, if any, at least annually. The Quality Large Cap Fund will make distributions of net investment income, if any, at least quarterly, and net capital gain, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

13

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.
(d)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

(f)
Allocation of Income, Expenses and Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)
Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)
Segment Reporting. Management has evaluated the impact of adopting Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Director of Research of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

(3) FEDERAL TAX MATTERS
The tax character of distributions paid to shareholders for the years ended February 28, 2026 and February 28, 2025 were as follows:

	Ordinary Income	Long-Term Capital Gain
Mid Cap Growth Fund
Year ended February 28, 2026	$ 18,391	$3,690,454
Year ended February 28, 2025	$219,066	$5,280,065

	Ordinary Income	Long-Term Capital Gain
Quality Large Cap Fund
Year ended February 28, 2026	$3,857,840	$26,952,649
Year ended February 28, 2025	$3,437,479	$30,653,467

14

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
As of February 28, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap Growth Fund	Quality Large Cap Fund
Cost basis of investments for federal income tax purposes	$45,797,143	$273,809,593
Gross tax unrealized appreciation	54,739,595	173,330,152
Gross tax unrealized depreciation	(1,882,127)	(2,416,909)
Net tax unrealized appreciation	52,857,468	170,913,243
Undistributed ordinary income	262,952	607,411
Undistributed long-term capital gain	146,657	4,531,682
Total accumulated earnings	409,609	5,139,093
Other accumulated loss	—	1
Total distributable earnings	$53,267,077	$176,052,337

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended February 28, 2026, no such reclassifications were required.
The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of February 28, 2026. Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2026. At February 28, 2026, the fiscal years 2023 through 2026 remained open to examination in the Funds’ major tax jurisdictions.
(4) INVESTMENT ADVISER
The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund and the Quality Large Cap Fund, compensated the Adviser for its management services at the annual rates of 0.75% and 0.65%, respectively, of each Fund’s average daily net assets from March 1, 2025 through June 27, 2025, and 0.45% of each Fund’s average daily net assets from June 28, 2025 through February 28, 2026.
The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through June 28, 2027, to the extent necessary to ensure that each Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% of each Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursements will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. The Funds did not have any previously waived expenses subject to potential recoupment at year end.
(5) RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services) (“Fund Services”) serves as the Funds’ administrator under a Fund Administration Servicing Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant; and coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the Funds’ accountant under a Fund Accounting Servicing Agreement and transfer agent under a Transfer Agent Servicing Agreement. U.S. Bank, National Association (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. Fees and expenses incurred for the year ended February 28, 2026, and owed as of February 28, 2026, are included in the Statements of Operations and Statements of Assets and Liabilities, respectively.

15

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
The Funds each have a line of credit with U.S. Bank (see Note 7).
The Trust’s Chief Compliance Officer (“CCO”) is an employee of Fund Services. Fees and expenses incurred for the year ended February 28, 2026, and owed as of February 28, 2026, are included in the Statements of Operations and Statements of Assets and Liabilities, respectively.
(6) INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, by the Funds during the year ended February 28, 2026 are summarized below. There were no purchases or sales of U.S. government securities by the Funds during the year ended February 28, 2026.

	Mid Cap Growth Fund	Quality Large Cap Fund
Purchases	$17,099,442	$187,743,207
Sales	$14,434,985	$186,615,189

(7) LINE OF CREDIT
The Funds each have lines of credit, maturing August 1, 2026, of the lesser of 33.33% of the fair value of unencumbered net assets of a Fund or the amount of $3,500,000 and $25,000,000 for the Mid Cap Growth Fund and Quality Large Cap Fund, respectively. These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest on amounts borrowed under the line of credit will be accrued at the prime rate, which was 6.75% as of February 28, 2026. The following table provides information regarding usage of the line of credit for the Quality Large Cap Fund for the year ended February 28, 2026. The Mid Cap Growth Fund did not utilize its line of credit during the year ended February 28, 2026.

	Days Utilized	Average Amount of Borrowing	Average Borrowing Rate	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
Quality Large Cap Fund	3	$609,000	7.50%	$381	$609,000	6/27/2025

* Interest expense is reported on the Statements of Operations.
(8) BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2026, SEI Private Trust Company, for benefit of Rockland Trust Company, held 84.14% and 66.05% of shares outstanding for the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, respectively. LPL Financial, for the benefit of its customers, held 32.77% of the Bright Rock Quality Large Cap Fund’s shares outstanding.
(9) SUBSEQUENT EVENT
On March 16, 2026, the Quality Large Cap Fund declared and paid a distribution of $814,990 to the shareholders of record on March 13, 2026.
The Funds have evaluated events and transactions that have occurred subsequent to February 28, 2026 and determined there were no other subsequent events that would require recognition or disclosure in financial statements.
(10) RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset

16

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
(11) NEW ACCOUNTING PRONOUCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09, with no material impact on the Funds’ financial statements.

17

BRIGHT ROCK FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Bright Rock Funds and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bright Rock Mid Cap Growth Fund and Bright Rock Quality Large Cap Fund (“Bright Rock Funds” or the “Funds”), each a series of Trust for Professional Managers, as of February 28, 2026, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of their operations for the year then ended and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the year ended February 29, 2024, and prior, were audited by other auditors whose report dated April 25, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian or brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
April 28, 2026

18

BRIGHT ROCK FUNDS
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Funds is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Tax Information
For the fiscal year ended February 28, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Quality Large Cap Fund	100.00%
Mid Cap Growth Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2026, was as follows:

Quality Large Cap Fund	100.00%
Mid Cap Growth Fund	100.00%

For the fiscal year ended February 28, 2026, taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) were as follows:

Quality Large Cap Fund	6.43%
Mid Cap Growth Fund	0.00%

19

Investment Adviser
Bright Rock Capital Management, LLC
2036 Washington Street
Hanover, Massachusetts 02339
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the past six month period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 9, 2011.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	4/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	4/28/2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	4/28/2026

* Print the name and title of each signing officer under his or her signature.